Note 13 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Years Ended December 31
	2021	2020	2019

Cayman Islands	$9,601	$4,169	$(6,355)
Foreign	3,484	2,895	2,487

Total	$13,085	$7,064	$(3,868)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended December 31
	2021	2020	2019

Current	$978	$942	$1,304
Deferred	(6)	(5)	(133)

Total	$972	$937	$1,171

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31
	2021	2020	2019

Tax expense at statutory rate	$-	$-	$-
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates	525	294	344
Withholding taxes on repatriation of subsidiary profits	383	286	351
Changes in valuation allowances for deferred income tax assets	196	3	91
Withholding taxes on interest income	83	83	83
Adjustments to prior years’ taxes	15	34	34
Alternative Minimum Tax on EMC stock sales	-	184	345
Changes in deferred income tax assets and liabilities	(202)	(8)	(224)
Other	(28)	61	147

Total	$972	$937	$1,171

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31
	2021	2020
Deferred income tax assets
Research and development credits	$7,062	$6,908
Depreciation and amortization	137	102
Accrued vacation and other expenses	49	41
Net operating loss carryforwards	20	23
	7,268	7,074
Valuation allowance	(7,218)	(7,022)

Total net deferred income tax assets	$50	$52

Deferred income tax liabilities
Withholding taxes on repatriation of subsidiary profits	$537	$545